The Company, Business Activities and Basis of Presentation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Composition of Net Revenues Recognized Disaggregated by Source and Nature

The composition of the Company’s net revenues recognized during the three and nine months ended September 30, 2017 and 2018, disaggregated by source and nature, are as follows:

	For the three months ended September 30,		For the nine months ended September 30,
	2017	2018	2017	2018
Net revenues from contracted payers*	$422,136	$325,097	$1,655,287	$1,019,857
Net revenues from non-contracted payers	621,881	373,018	2,206,414	1,211,309
Development services revenues	67,394	63,476	211,736	159,606
Total net revenues	$1,111,411	$761,591	$4,073,437	$2,390,772

*Includes Medicare and Medicare Advantage, as reimbursement amounts are fixed and miscellaneous income from CEE-Sure blood collection tubes.

	For the three months ended September 30,		For the nine months ended September 30,
	2017	2018	2017	2018
Net commercial revenues recognized upon delivery	$941,783	$698,115	$2,703,424	$2,231,166
Development services revenues recognized upon delivery	67,394	63,476	211,736	159,606
Commercial revenues recognized upon cash collection	102,234	—	1,158,277	—
Total net revenues	$1,111,411	$761,591	$4,073,437	$2,390,772

Summary of Third-Party Payers That Represent More Than 10% of Total Net Revenues and Total Net Accounts Receivable and Their Related Percentage

The Company's third-party payers that represent more than 10% of total net revenues in any period presented, as well as their related net revenue amount as a percentage of total net revenues, during the three and nine months ended September 30, 2017 and 2018 were as follows:

	For the three months ended September 30,		For the nine months ended September 30,
	2017	2018	2017	2018
Medicare and Medicare Advantage	45%	40%	41%	39%
Blue Cross Blue Shield	16%	9%	17%	14%
United Healthcare	14%	6%	12%	15%

The Company's third-party payers that represent more than 10% of total net accounts receivable, and their related net accounts receivable balance as a percentage of total net accounts receivable, at December 31, 2017 and September 30, 2018 were as follows:

	December 31, 2017	September 30, 2018
Blue Cross Blue Shield	27%	22%
Medicare and Medicare Advantage	21%	18%
United Healthcare	15%	11%

The Company’s third-party payers that represent more than 10% of total net revenues in any period presented, as well as their related net revenue amount as a percentage of total net revenues, during the years ended December 31, 2016 and 2017 were as follows:

	For the year ended December 31,
	2016	2017
Medicare and Medicare Advantage	40%	39%
Blue Cross Blue Shield	11%	19%
United Healthcare	19%	12%

The Company’s third-party payers that represent more than 10% of total net accounts receivable, and their related net accounts receivable balance as a percentage of total net accounts receivable, at December 31, 2017 were as follows:

Blue Cross Blue Shield	27%
Medicare and Medicare Advantage	21%
United Healthcare	15%